Schedule of Investments (unaudited)
October 31, 2024
iShares® Currency Hedged MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.1%
iShares MSCI EAFE ETF(a)	67,287,329	$5,330,502,203
Total Investment Companies (Cost: $5,085,772,891)		5,330,502,203
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(b)	4,120,000	4,120,000
Total Short-Term Securities — 0.1% (Cost: $4,120,000)		4,120,000
Total Investments in Securities — 100.2% (Cost: $5,089,892,891)		5,334,622,203
Liabilities in Excess of Other Assets — (0.2)%		(13,056,718)
Net Assets — 100.0%		$5,321,565,485

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares(a)	$1,447,379,127	$—	$(1,447,701,737)(b)	$445,593	$(122,983)	$—	—	$174,019 (c)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	2,580,000	1,540,000 (b)	—	—	—	4,120,000	4,120,000	69,966	—
iShares MSCI EAFE ETF	6,665,645,671	486,209,077	(1,770,469,435)	294,430,638	(345,313,748)	5,330,502,203	67,287,329	58	—
				$294,876,231	$(345,436,731)	$5,334,622,203		$244,043	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	589,870,000	USD	386,356,002	Bank of America N.A.	11/01/24	$1,837,422
CHF	445,273,000	USD	514,885,523	Bank of America N.A.	11/01/24	745,304
CHF	8,884,000	USD	10,280,408	Bank of New York	11/01/24	7,357
CHF	297,000	USD	343,358	HSBC Bank PLC	11/01/24	571
CHF	2,475,000	USD	2,860,562	JPMorgan Chase Bank N.A.	11/01/24	5,514
CHF	1,456,000	USD	1,682,026	UBS AG	11/01/24	4,038
DKK	1,204,677,000	USD	175,346,894	Bank of America N.A.	11/01/24	319,614
DKK	24,036,000	USD	3,501,009	Bank of New York	11/01/24	3,931

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	6,697,000	USD	971,805	JPMorgan Chase Bank N.A.	11/01/24	$4,754
DKK	4,754,000	USD	688,144	Toronto Dominion Bank	11/01/24	5,087
EUR	32,101,000	USD	34,876,870	Bank of New York	11/01/24	40,989
EUR	1,609,980,000	USD	1,747,660,805	BNP Paribas SA	11/01/24	3,594,731
EUR	5,261,000	USD	5,676,305	HSBC Bank PLC	11/01/24	46,347
EUR	8,944,000	USD	9,677,038	JPMorgan Chase Bank N.A.	11/01/24	51,797
GBP	591,618,000	USD	760,613,682	BNP Paribas SA	11/01/24	2,248,589
HKD	798,875,000	USD	102,757,126	Citibank N.A.	11/01/24	3,965
ILS	1,400,000	USD	372,123	Bank of New York	11/01/24	2,665
ILS	70,179,000	USD	18,759,172	BNP Paribas SA	11/01/24	28,123
ILS	275,000	USD	72,423	HSBC Bank PLC	11/01/24	1,196
ILS	390,000	USD	103,196	JPMorgan Chase Bank N.A.	11/01/24	1,209
ILS	298,000	USD	79,214	State Street Bank & Trust Company	11/01/24	562
JPY	176,373,750,000	USD	1,157,209,359	BNP Paribas SA	11/01/24	3,602,475
JPY	576,762,000	USD	3,784,317	UBS AG	11/01/24	11,669
NOK	316,129,000	USD	28,658,727	Bank of America N.A.	11/01/24	79,751
NZD	15,087,000	USD	8,979,028	Bank of America N.A.	11/01/24	38,473
SEK	1,817,383,000	USD	169,840,148	Bank of America N.A.	11/01/24	733,269
SGD	83,084,000	USD	62,795,900	Citibank N.A.	11/01/24	122,691
SGD	272,000	USD	205,643	UBS AG	11/01/24	339
USD	5,356,043	AUD	7,717,000	Bank of America N.A.	11/01/24	277,486
USD	4,367,248	AUD	6,558,000	Bank of New York	11/01/24	51,428
USD	412,740,674	AUD	594,783,000	BNP Paribas SA	11/01/24	21,314,006
USD	2,177,522	AUD	3,279,000	JPMorgan Chase Bank N.A.	11/01/24	19,612
USD	537,410	AUD	777,000	Natwest Markets PLC	11/01/24	26,066
USD	5,448,597	AUD	8,103,000	State Street Bank & Trust Company	11/01/24	116,013
USD	179,991	AUD	270,000	Toronto Dominion Bank	11/01/24	2,304
USD	2,368,078	CHF	2,039,000	BNP Paribas SA	11/01/24	6,894
USD	552,844,757	CHF	464,911,000	HSBC Bank PLC	11/01/24	14,472,920
USD	3,226,235	DKK	22,065,000	BNP Paribas SA	11/01/24	8,707
USD	263,589	DKK	1,762,000	Toronto Dominion Bank	11/01/24	6,653
USD	201,371,999	DKK	1,342,970,000	UBS AG	11/01/24	5,539,547
USD	2,340,887	EUR	2,100,000	Bank of New York	11/01/24	56,612
USD	8,025,934	EUR	7,367,000	BNP Paribas SA	11/01/24	12,481
USD	1,839,529,428	EUR	1,646,736,000	State Street Bank & Trust Company	11/01/24	48,292,558
USD	28,233,983	GBP	21,049,232	Bank of America N.A.	11/01/24	1,092,035
USD	814,882,127	GBP	607,823,768	BNP Paribas SA	11/01/24	31,123,316
USD	8,541,322	GBP	6,578,000	Commonwealth Bank of Australia	11/01/24	59,315
USD	4,611,759	GBP	3,554,000	JPMorgan Chase Bank N.A.	11/01/24	29,051
USD	1,084,384	GBP	811,000	Toronto Dominion Bank	11/01/24	38,639
USD	9,710,068	HKD	75,395,000	BNP Paribas SA	11/01/24	11,839
USD	91,993,947	HKD	714,333,000	Citibank N.A.	11/01/24	107,684
USD	165,106	HKD	1,283,000	HSBC Bank PLC	11/01/24	71
USD	571,635	HKD	4,441,000	JPMorgan Chase Bank N.A.	11/01/24	379
USD	3,969,288	HKD	30,846,000	UBS AG	11/01/24	1,497
USD	18,985,793	ILS	70,582,000	BNP Paribas SA	11/01/24	90,613
USD	24,957	ILS	93,000	Citibank N.A.	11/01/24	60
USD	217,092	ILS	807,000	HSBC Bank PLC	11/01/24	1,054
USD	13,021,312	JPY	1,960,990,000	Bank of New York	11/01/24	114,967
USD	1,251,170,643	JPY	178,278,453,000	BNP Paribas SA	11/01/24	77,822,920
USD	2,007,545	JPY	285,993,000	Citibank N.A.	11/01/24	125,269
USD	8,087,683	JPY	1,213,245,000	JPMorgan Chase Bank N.A.	11/01/24	102,656
USD	16,211,571	JPY	2,422,906,000	State Street Bank & Trust Company	11/01/24	265,105

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	530,291	JPY	79,270,000	Toronto Dominion Bank	11/01/24	$8,572
USD	13,456	NOK	147,000	Bank of New York	11/01/24	93
USD	31,228,271	NOK	328,863,000	BNP Paribas SA	11/01/24	1,332,178
USD	563,228	NOK	6,100,000	JPMorgan Chase Bank N.A.	11/01/24	8,693
USD	361,718	NOK	3,944,000	Toronto Dominion Bank	11/01/24	3,180
USD	12,706	NZD	20,000	96358__AUSTRALIA AND NEW ZEALAND BANKING GROUP	11/01/24	752
USD	9,740,271	NZD	15,308,000	Bank of America N.A.	11/01/24	590,678
USD	48,015	NZD	79,000	BNP Paribas SA	11/01/24	796
USD	126,114	NZD	207,000	HSBC Bank PLC	11/01/24	2,390
USD	50,543	NZD	84,000	JPMorgan Chase Bank N.A.	11/01/24	336
USD	76,144	NZD	120,000	Toronto Dominion Bank	11/01/24	4,420
USD	101,359	NZD	168,000	UBS AG	11/01/24	946
USD	3,307,889	SEK	34,477,000	BNP Paribas SA	11/01/24	71,995
USD	2,871,898	SEK	30,309,000	JPMorgan Chase Bank N.A.	11/01/24	27,198
USD	75,888	SEK	797,000	Morgan Stanley & Co. International PLC	11/01/24	1,084
USD	182,592,311	SEK	1,848,216,000	State Street Bank & Trust Company	11/01/24	9,125,013
USD	229,192	SEK	2,325,000	Toronto Dominion Bank	11/01/24	10,975
USD	66,586,493	SGD	85,245,000	BNP Paribas SA	11/01/24	2,031,400
USD	82,598	SGD	106,000	HSBC Bank PLC	11/01/24	2,325
USD	1,052,467	SGD	1,386,000	JPMorgan Chase Bank N.A.	11/01/24	2,865
USD	872,575	SGD	1,141,000	State Street Bank & Trust Company	11/01/24	8,508
USD	28,961	SGD	38,000	UBS AG	11/01/24	184
AUD	8,771,000	USD	5,769,875	Commonwealth Bank of Australia	12/03/24	4,094
CHF	7,277,000	USD	8,451,987	UBS AG	12/03/24	1,338
DKK	9,750,000	USD	1,423,458	UBS AG	12/03/24	384
EUR	29,584,000	USD	32,208,367	Bank of New York	12/03/24	9,626
GBP	8,201,000	USD	10,566,209	BNP Paribas SA	12/03/24	8,126
HKD	14,611,000	USD	1,880,240	State Street Bank & Trust Company	12/03/24	398
NZD	148,000	USD	88,379	JPMorgan Chase Bank N.A.	12/03/24	98
SEK	33,088,000	USD	3,108,887	Bank of New York	12/03/24	1,103
SGD	1,754,000	USD	1,329,526	UBS AG	12/03/24	499
						227,992,436
AUD	14,277,000	USD	9,574,771	Bank of New York	11/01/24	(179,078)
AUD	11,348,000	USD	7,854,351	Citibank N.A.	11/01/24	(386,233)
AUD	784,000	USD	525,810	HSBC Bank PLC	11/01/24	(9,859)
AUD	3,279,000	USD	2,183,648	JPMorgan Chase Bank N.A.	11/01/24	(25,738)
AUD	1,929,000	USD	1,279,660	Natwest Markets PLC	11/01/24	(10,185)
CHF	7,731,000	USD	9,160,230	Morgan Stanley & Co. International PLC	11/01/24	(207,651)
CHF	8,260,000	USD	9,818,539	State Street Bank & Trust Company	11/01/24	(253,372)
CHF	291,000	USD	338,869	Toronto Dominion Bank	11/01/24	(1,888)
DKK	81,527,000	USD	12,224,711	BNP Paribas SA	11/01/24	(336,409)
DKK	788,000	USD	115,685	HSBC Bank PLC	11/01/24	(779)
DKK	5,122,000	USD	761,291	JPMorgan Chase Bank N.A.	11/01/24	(14,399)
DKK	60,625,000	USD	9,068,208	State Street Bank & Trust Company	11/01/24	(227,845)
EUR	6,841,000	USD	7,581,388	Commonwealth Bank of Australia	11/01/24	(140,091)
EUR	21,672,000	USD	24,134,900	HSBC Bank PLC	11/01/24	(561,185)
GBP	11,804,000	USD	15,325,523	Bank of New York	11/01/24	(104,846)
GBP	397,000	USD	516,623	BMO Capital Markets	11/01/24	(4,711)
GBP	2,516,000	USD	3,341,507	BNP Paribas SA	11/01/24	(97,249)

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,935,000	USD	2,502,381	Citibank N.A.	11/01/24	$(7,294)
GBP	387,000	USD	505,515	HSBC Bank PLC	11/01/24	(6,497)
GBP	3,289,000	USD	4,270,228	JPMorgan Chase Bank N.A.	11/01/24	(29,225)
GBP	18,336,000	USD	24,594,596	State Street Bank & Trust Company	11/01/24	(951,227)
GBP	9,534,000	USD	12,750,495	UBS AG	11/01/24	(456,872)
HKD	15,939,000	USD	2,051,666	Bank of New York	11/01/24	(1,397)
HKD	1,034,000	USD	133,062	BNP Paribas SA	11/01/24	(56)
HKD	6,009,000	USD	773,470	HSBC Bank PLC	11/01/24	(519)
HKD	4,441,000	USD	571,424	JPMorgan Chase Bank N.A.	11/01/24	(168)
ILS	1,425,000	USD	382,627	BNP Paribas SA	11/01/24	(1,147)
ILS	48,000	USD	12,872	HSBC Bank PLC	11/01/24	(22)
JPY	3,518,983,000	USD	23,549,201	Bank of New York	11/01/24	(388,855)
JPY	3,540,114,000	USD	24,402,692	JPMorgan Chase Bank N.A.	11/01/24	(1,103,272)
JPY	231,248,000	USD	1,547,381	State Street Bank & Trust Company	11/01/24	(25,412)
NOK	7,651,000	USD	704,256	Bank of New York	11/01/24	(8,723)
NOK	219,000	USD	20,035	BMO Capital Markets	11/01/24	(126)
NOK	12,057,000	USD	1,144,589	BNP Paribas SA	11/01/24	(48,518)
NOK	1,757,000	USD	160,400	JPMorgan Chase Bank N.A.	11/01/24	(676)
NOK	207,000	USD	19,201	Natwest Markets PLC	11/01/24	(383)
NOK	1,034,000	USD	94,135	State Street Bank & Trust Company	11/01/24	(137)
NZD	301,000	USD	182,379	Bank of New York	11/01/24	(2,471)
NZD	10,000	USD	6,058	HSBC Bank PLC	11/01/24	(81)
NZD	465,000	USD	292,687	JPMorgan Chase Bank N.A.	11/01/24	(14,756)
NZD	123,000	USD	75,789	Toronto Dominion Bank	11/01/24	(2,272)
SEK	37,440,000	USD	3,565,067	Bank of New York	11/01/24	(51,075)
SEK	10,103,000	USD	956,764	JPMorgan Chase Bank N.A.	11/01/24	(8,530)
SEK	7,728,000	USD	753,704	Natwest Markets PLC	11/01/24	(28,380)
SEK	43,470,000	USD	4,255,949	State Street Bank & Trust Company	11/01/24	(176,002)
SGD	1,658,000	USD	1,263,118	Bank of New York	11/01/24	(7,533)
SGD	54,000	USD	41,338	BNP Paribas SA	11/01/24	(445)
SGD	2,439,000	USD	1,891,735	JPMorgan Chase Bank N.A.	11/01/24	(44,708)
SGD	409,000	USD	317,101	State Street Bank & Trust Company	11/01/24	(7,370)
USD	336,733	CHF	291,000	BNP Paribas SA	11/01/24	(248)
USD	2,859,896	CHF	2,475,000	JPMorgan Chase Bank N.A.	11/01/24	(6,180)
USD	5,721,724	CHF	4,951,000	State Street Bank & Trust Company	11/01/24	(11,586)
USD	114,775	DKK	788,000	BNP Paribas SA	11/01/24	(131)
USD	1,943,840	DKK	13,394,000	HSBC Bank PLC	11/01/24	(9,279)
USD	972,412	DKK	6,697,000	JPMorgan Chase Bank N.A.	11/01/24	(4,147)
USD	80,147	DKK	550,000	Toronto Dominion Bank	11/01/24	(54)
USD	19,357,168	EUR	17,889,000	Bank of New York	11/01/24	(101,589)
USD	1,142,946	EUR	1,052,000	BNP Paribas SA	11/01/24	(1,366)
USD	9,686,775	EUR	8,944,000	JPMorgan Chase Bank N.A.	11/01/24	(42,060)
USD	772,811	EUR	711,000	Toronto Dominion Bank	11/01/24	(579)
USD	97,659	ILS	367,000	BNP Paribas SA	11/01/24	(589)
USD	214,934	ILS	812,000	Citibank N.A.	11/01/24	(2,443)
USD	256,020	ILS	964,000	HSBC Bank PLC	11/01/24	(2,048)
USD	102,891	ILS	390,000	JPMorgan Chase Bank N.A.	11/01/24	(1,514)
NOK	273,000	USD	24,824	Bank of New York	12/03/24	(1)
USD	386,481,644	AUD	589,870,000	Bank of America N.A.	12/03/24	(1,831,147)
USD	25,833,688	AUD	39,429,000	State Street Bank & Trust Company	12/03/24	(122,515)
USD	516,674,886	CHF	445,273,000	Bank of America N.A.	12/03/24	(576,351)
USD	24,642,794	CHF	21,242,000	State Street Bank & Trust Company	12/03/24	(32,968)
USD	175,633,855	DKK	1,204,677,000	Bank of America N.A.	12/03/24	(291,348)

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,093,921	DKK	48,663,000	State Street Bank & Trust Company	12/03/24	$(12,588)
USD	1,748,826,546	EUR	1,608,932,000	BNP Paribas SA	12/03/24	(3,355,716)
USD	59,389,309	EUR	54,640,000	HSBC Bank PLC	12/03/24	(115,530)
USD	760,567,861	GBP	591,618,000	BNP Paribas SA	12/03/24	(2,261,845)
USD	38,382,662	GBP	29,856,000	State Street Bank & Trust Company	12/03/24	(113,536)
USD	1,813,025	HKD	14,087,000	BNP Paribas SA	12/03/24	(167)
USD	102,823,255	HKD	798,875,000	Citibank N.A.	12/03/24	(3,005)
USD	21,237,942	ILS	79,389,000	BNP Paribas SA	12/03/24	(33,904)
USD	1,161,991,874	JPY	176,373,750,000	BNP Paribas SA	12/03/24	(3,003,782)
USD	46,528,069	JPY	7,061,981,000	HSBC Bank PLC	12/03/24	(118,199)
USD	4,536,709	JPY	687,168,000	JPMorgan Chase Bank N.A.	12/03/24	(2,219)
USD	28,664,644	NOK	316,129,000	Bank of America N.A.	12/03/24	(78,913)
USD	2,921,073	NOK	32,215,000	State Street Bank & Trust Company	12/03/24	(8,028)
USD	8,980,375	NZD	15,087,000	Bank of America N.A.	12/03/24	(38,830)
USD	538,698	NZD	905,000	State Street Bank & Trust Company	12/03/24	(2,323)
USD	170,104,035	SEK	1,817,383,000	Bank of America N.A.	12/03/24	(714,457)
USD	6,975,718	SEK	74,534,000	State Street Bank & Trust Company	12/03/24	(29,842)
USD	4,326,388	SGD	5,716,000	BNP Paribas SA	12/03/24	(7,947)
USD	62,886,208	SGD	83,084,000	Citibank N.A.	12/03/24	(114,820)
						(18,989,461)
						$209,002,975
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$5,330,502,203	$—	$—	$5,330,502,203
Short-Term Securities
Money Market Funds	4,120,000	—	—	4,120,000
	$5,334,622,203	$—	$—	$5,334,622,203

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$227,992,436	$—	$227,992,436
Liabilities
Foreign Currency Exchange Contracts	—	(18,989,461)	—	(18,989,461)
	$—	$209,002,975	$—	$209,002,975

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar